Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 16, 2018
Document Effective Date	dei_DocumentEffectiveDate	Feb. 16, 2018
Prospectus Date	rr_ProspectusDate	Jul. 30, 2017
TOUCHSTONE STRATEGIC TRUST | Touchstone Global Growth Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Global Growth Fund
Supplement [Text Block]	ck0000711080_SupplementTextBlock
February 16, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Global Growth Fund (the “Fund”)

Supplement to the Prospectus, Summary Prospectus and
Statement of Additional Information dated October 30, 2017

Notice of Fund Name and Strategy Changes and Reduction in Advisory Fee and Expense Limitations

On February 15, 2018, the Board of Trustees (the “Board”) of Touchstone Strategic Trust approved changes to the name and investment strategy of the Fund. Effective on or about April 17, 2018, the Fund will be renamed the Touchstone International Growth Opportunities Fund and its principal investment strategy will be as follows: Under normal circumstances, the Fund will primarily invest its net assets (plus any borrowings for investment purposes) in equity securities of foreign issuers. Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund generally will contain 25 to 50 equity securities.

The Board approved the change in investment strategy after carefully considering the recommendation of the Fund’s investment advisor, Touchstone Advisors, Inc. (the “Advisor”). In connection with the change to its principal investment strategy, effective April 17, 2018, the Fund's primary performance benchmark will change from the MSCI All Country World Index (ACWI) to the MSCI All Country World Index ex-USA (ACWI ex-USA).

The Board also approved a reduction in the advisory fee and expense limits for the Fund. Accordingly, effective April 17, 2018, the Fund will pay the Advisor an advisory fee at an annualized rate of 0.80% of average daily net assets of the Fund compared to the advisory fee rate of 0.90% of average daily net assets of the Fund in effect through April 16, 2018. The Fund’s advisory fee is accrued daily and paid monthly, based on the Fund’s average net assets during the current month. Additionally, effective April 17, 2018, the Advisor has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding expenses as discussed in the Fund’s Prospectus) in order to limit annual Fund operating expenses to 1.24%, 1.99%, 0.99% and 0.89% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through June 29, 2019. The Fund’s contractual expense limitations in effect through April 16, 2018 are 1.41%, 2.16%, 1.16%, and 1.06% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively.

There will be no other changes to the Fund, other than those described herein. The Advisor will continue to serve as the Fund’s investment advisor, DSM Capital Partners LLC will continue to serve as the Fund’s sub-advisor (the “Sub-Advisor”), and Daniel Strickberger will continue to serve as the Fund’s portfolio manager. The Fund’s investment goal and principal risks, along with the Sub-Advisor’s investment process, are described in the Fund’s Prospectus dated October 30, 2017.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078
Ph: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

SupplementClosing [Text Block]	ck0000711080_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
TOUCHSTONE STRATEGIC TRUST | Touchstone Global Growth Fund | Touchstone Global Growth Fund, Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TGGAX
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%
TOUCHSTONE STRATEGIC TRUST | Touchstone Global Growth Fund | Touchstone Global Growth Fund, Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TGGCX
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.99%
TOUCHSTONE STRATEGIC TRUST | Touchstone Global Growth Fund | Touchstone Global Growth Fund, Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TYGGX
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
TOUCHSTONE STRATEGIC TRUST | Touchstone Global Growth Fund | Touchstone Global Growth Fund, Institutional Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	DSMGX
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%